MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

June 8, 2012

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay Funds Trust
MainStay ICAP Equity, MainStay ICAP Select Equity and MainStay ICAP International Funds
File Nos. 333-160918 and 811-223211

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated May 25, 2012 to the Prospectus and Summary Prospectus for the MainStay ICAP Equity, MainStay ICAP Select Equity and MainStay ICAP International Funds (Accession Number 0001144204-12-031778). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4505.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary